Schedule II - Valuation and Qualifying Accounts (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Valuation and Qualifying Accounts Disclosure [Line Items]
Environmental accruals, remediation spending	$ 3.9	$ 3.9	$ 4.6
Environmental accruals, currency exchange	0.4	0.1	0.3
Deferred Tax Asset Valuation Allowance [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance	21.2	21.6	25.1
Additions or (deductions) charged or (credited) to expenses	(1.2)	(0.4)	(3.5)
Other additions or (deductions)	1.0	0	0
Balance	21.0	21.2	21.6
Environmental Accruals [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance	69.4	64.7	60.8
Additions or (deductions) charged or (credited) to expenses	1.6	8.7	8.2
Other additions or (deductions)	(2.9)	(4.0)	(4.3)
Balance	68.1	69.4	64.7
Umeco [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Environmental accruals, currency exchange	0.7
Continuing Operations [Member] | Doubtful Accounts Receivable [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance	1.3	0.5	1.2
Additions or (deductions) charged or (credited) to expenses	4.6	0.8	0
Other additions or (deductions)	(1.2)	0	(0.7)
Balance	$ 4.7	$ 1.3	$ 0.5